UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

 (Address of principal executive offices) (Zip code)

Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 33.7%
	AUSTRALIA – 0.1%
47,500	Bendigo and Adelaide Bank Ltd.	$422,246
1,818	Newcrest Mining Ltd.	25,841
35,251	Telstra Corp. Ltd.	131,355
9,661	Wesfarmers Ltd.	297,469
		876,911

	BELGIUM – 0.1%
2,800	Ageas	104,385
10,845	Colruyt S.A.	547,421
		651,806

	BERMUDA – 1.8%
11,359	Arch Capital Group Ltd.*	939,617
14,636	Assured Guaranty Ltd.	523,383
8,897	Axis Capital Holdings Ltd.	542,806
32,753	Endurance Specialty Holdings Ltd.	3,019,827
14,654	Everest Re Group Ltd.	3,085,400
244	Genpact Ltd.*	5,839
57,000	NWS Holdings Ltd.	98,426
12,995	RenaissanceRe Holdings Ltd.	1,696,627
32,900	Validus Holdings Ltd.	1,787,786
227,000	Yue Yuen Industrial Holdings Ltd.	815,747
		12,515,458

	BRAZIL – 0.1%
14,698	Banco do Brasil S.A. - ADR	120,818
25,275	Telefonica Brasil S.A. - ADR	329,839
849	Ultrapar Participacoes S.A. - ADR	17,226
		467,883

	CANADA – 1.7%
13,389	Agnico Eagle Mines Ltd.	549,618
20,204	Bank of Montreal	1,330,635
38,824	Bank of Nova Scotia	2,145,026
30,191	BCE, Inc.	1,300,628
35,259	Canadian Imperial Bank of Commerce[1]	2,773,826
6,521	Eldorado Gold Corp.*1	17,868
6,611	Goldcorp, Inc.	87,199
10,318	Magna International, Inc.	417,363
25,552	Royal Bank of Canada	1,656,281
5,754	Shaw Communications, Inc. - Class B	112,606
1,601	Silver Wheaton Corp.	29,186
6,426	Tahoe Resources, Inc.	61,561
7,743	Thomson Reuters Corp.	334,575

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CANADA (Continued)
13,156	Toronto-Dominion Bank	$623,463
		11,439,835

	CAYMAN ISLANDS – 0.1%
80,466	Cheung Kong Property Holdings Ltd	549,624
457	CK Hutchison Holdings Ltd.	5,558
		555,182

	CHILE – 0.4%
11,342	Banco de Chile - ADR	764,111
6,357	Cia Cervecerias Unidas S.A. - ADR[1]	126,441
190,681	Enersis Americas S.A. - ADR	1,523,541
42,388	Enel Chile S.A. - ADR	199,647
		2,613,740

	CHINA – 0.4%
1,156,000	Bank of China Ltd. - Class H	524,915
40,421	China Construction Bank Corp. - ADR	602,677
4,821	China Telecom Corp. Ltd. - ADR	235,602
6,685	Huaneng Power International, Inc. - ADR	166,590
2,471,000	Industrial & Commercial Bank of China Ltd. - Class H	1,509,990
		3,039,774

	COLOMBIA – 0.2%
43,999	Bancolombia S.A. - ADR	1,473,966

	CURACAO – 0.1%
4,745	Schlumberger Ltd.	398,817

	DENMARK – 0.2%
18,513	Coloplast A/S - Class B	1,171,557
5,130	William Demant Holding A/S*	86,661
		1,258,218

	FRANCE – 0.2%
38,996	AXA S.A.	916,502
4,645	Cie Generale des Etablissements Michelin	495,934
542	L'Oreal S.A.	92,217
255	Pernod Ricard S.A.	26,651
		1,531,304

	GERMANY – 0.2%
7,890	Allianz S.E. - ADR	125,175
2,059	Henkel A.G. & Co.	209,622
6,963	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,268,547
		1,603,344

	GUERNSEY – 0.8%
96,081	Amdocs Ltd.	5,665,897

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG – 1.2%
52	AIA Group Ltd.	$317
322,000	BOC Hong Kong Holdings Ltd.	1,205,631
67,670	China Mobile Ltd. - ADR	3,700,872
35,743	China Unicom Hong Kong Ltd. - ADR[1]	429,988
92,500	CLP Holdings Ltd.	902,400
42,910	Hang Seng Bank Ltd.	811,945
81,058	MTR Corp. Ltd.	405,023
25,000	Sun Hung Kai Properties Ltd.	326,499
881	Techtronic Industries Co., Ltd. - ADR	17,008
		7,799,683

	INDIA – 0.3%
119,224	Infosys Ltd. - ADR	1,726,363

	INDONESIA – 0.1%
17,331	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	487,001

	IRELAND – 0.1%
4,848	Accenture PLC - Class A	578,997
3,442	Medtronic PLC	251,300
		830,297

	ISRAEL – 0.4%
14,052	Check Point Software Technologies Ltd.*1	1,156,901
2,131	Elbit Systems Ltd.[1]	215,231
23,404	Nice Ltd. - ADR	1,539,749
		2,911,881

	ITALY – 0.1%
9,624	Luxottica Group S.p.A.	500,823
2,019	Luxottica Group S.p.A. - ADR	105,291
		606,114

	JAPAN – 3.0%
73,035	Astellas Pharma, Inc.	1,018,340
4,708	Astellas Pharma, Inc. - ADR	65,474
1,400	Bandai Namco Holdings, Inc.	40,372
35,900	Bridgestone Corp.	1,393,072
61,767	Canon, Inc.	1,781,577
86,315	Canon, Inc. - ADR	2,495,367
800	FamilyMart UNY Holdings Co., Ltd.	50,358
17,400	FUJIFILM Holdings Corp.	654,072
8,000	Gunma Bank Ltd.	41,268
50,000	Hachijuni Bank Ltd.	272,256
15,000	Isuzu Motors Ltd.	180,531
1,400	Itochu Techno-Solutions Corp.	38,077
9,517	Japan Tobacco, Inc.	329,941

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
3,700	Japan Tobacco, Inc. - ADR	$64,454
3,000	Kao Corp.	139,067
16,866	KDDI Corp.	441,643
5,400	KDDI Corp. - ADR	70,956
9,100	Kyocera Corp.	438,281
1,400	Lawson, Inc.	97,513
2,500	Makita Corp.	170,892
37,000	Mitsubishi Motors Corp.	173,211
38,435	Mitsubishi Tanabe Pharma Corp.	728,759
6,600	Nippon Telegraph & Telephone Corp.	264,932
61,130	Nippon Telegraph & Telephone Corp. - ADR	2,458,037
5,800	Nissin Foods Holdings Co., Ltd.	304,718
83,344	NTT DOCOMO, Inc.	1,908,308
8,086	NTT DOCOMO, Inc. - ADR	184,603
14,266	Otsuka Holdings Co., Ltd.	584,894
527	Rinnai Corp.	45,326
6,200	Secom Co., Ltd.	456,298
5,900	Seven & i Holdings Co., Ltd.	230,783
1,234	Shin-Etsu Chemical Co., Ltd.	92,487
14,041	Suntory Beverage & Food Ltd.	603,153
1,532	Suntory Beverage & Food Ltd. - ADR	33,061
1,000	Takeda Pharmaceutical Co., Ltd. - ADR	20,680
1,800	Tokio Marine Holdings, Inc.	78,867
14,000	Toyo Suisan Kaisha Ltd.	500,178
6	Toyota Motor Corp.	356
5,771	Toyota Motor Corp. - ADR	684,037
14,500	Trend Micro, Inc.	526,814
13	Unicharm Corp.	279
116,741	Yahoo Japan Corp.	427,044
6,586	Yamaguchi Financial Group, Inc.	69,355
		20,159,691

	JERSEY – 0.1%
7,138	Randgold Resources Ltd. - ADR[1]	513,079
1,203	Shire PLC - ADR	210,044
		723,123

	LUXEMBOURG – 0.0%[4]
1,580	Tenaris S.A. - ADR	50,892

	NETHERLANDS – 0.1%
36,400	Aegon N.V.	185,640
16,710	Koninklijke Ahold Delhaize N.V. - ADR	327,767
		513,407

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NEW ZEALAND – 0.0%[4]
54,601	Spark New Zealand Ltd.	$140,458

	NORWAY – 0.0%[4]
3,840	Yara International A.S.A.	141,990

	PANAMA – 0.0%[4]
886	Copa Holdings S.A. - Class A	78,739

	PERU – 0.1%
59,041	Cia de Minas Buenaventura SAA - ADR	659,488

	SINGAPORE – 0.1%
3,489	DBS Group Holdings Ltd. - ADR	170,333
8,000	Keppel Corp. Ltd.	30,303
109,000	Singapore Telecommunications Ltd.	286,115
		486,751

	SOUTH KOREA – 0.2%
5,393	Korea Electric Power Corp. - ADR	106,728
13,605	KT Corp. - ADR	188,701
626	Shinhan Financial Group Co., Ltd. - ADR	23,738
35,564	SK Telecom Co., Ltd. - ADR	753,957
		1,073,124

	SPAIN – 0.0%[4]
1,024	Industria De Diseno Textil S.A.	34,994

	SWEDEN – 0.2%
5,731	Industrivarden A.B. - A Shares	105,704
168,807	Telefonaktiebolaget LM Ericsson - ADR[1]	864,292
76,318	Telia Co. A.B.	286,764
		1,256,760

	SWITZERLAND – 1.7%
1,483	Allied World Assurance Co. Holdings A.G.	69,419
14,259	Chubb Ltd.	1,825,152
6,065	Garmin Ltd.	316,350
1,489	Kuehne + Nagel International A.G.	194,163
53,062	Nestle S.A. - ADR	3,571,073
48,387	Novartis A.G. - ADR	3,327,090
6,715	Sonova Holding A.G.	811,233
1,052	Swatch Group A.G.	309,343
3,021	Swiss Re A.G.	277,880
7,415	Syngenta A.G. - ADR	566,654
227	Zurich Insurance Group A.G.	59,474
2,010	Zurich Insurance Group A.G. - ADR	52,622
		11,380,453

	TAIWAN – 1.3%
179,251	Chunghwa Telecom Co., Ltd. - ADR	5,978,021

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
42,604	Siliconware Precision Industries Co., Ltd. - ADR	$319,530
60,592	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,798,977
296,337	United Microelectronics Corp. - ADR	539,333
		8,635,861

	THAILAND – 0.0%[4]
8,280	Kasikornbank PCL - ADR	158,024

	UNITED KINGDOM – 1.0%
17,074	Aberdeen Asset Management PLC	57,172
1,958	Amec Foster Wheeler PLC	10,668
3,928	Associated British Foods PLC	124,991
6,310	AstraZeneca PLC - ADR	164,943
5,848	Burberry Group PLC	104,385
1,003	Carnival PLC - ADR[1]	51,183
3,304	Ensco PLC - Class A	31,917
59,874	HSBC Holdings PLC - ADR[1]	2,367,418
214,691	ITV PLC	451,034
230,136	Kingfisher PLC	1,012,518
11,558	Kingfisher PLC - ADR[1]	102,288
6,664	Reckitt Benckiser Group PLC	562,932
4,070	Reckitt Benckiser Group PLC - ADR	68,864
5,302	Relx PLC	91,079
19,352	Royal Dutch Shell PLC - Class A - ADR	988,887
33,436	Royal Mail PLC	195,831
103,050	William Hill PLC	388,135
		6,774,245

	UNITED STATES – 17.2%
13,684	Aetna, Inc.	1,790,415
19,204	Aflac, Inc.	1,370,782
70,555	AGNC Investment Corp. - REIT	1,316,556
1,261	Allstate Corp.	88,169
978	Alphabet, Inc. - Class A*	758,811
11,582	Altria Group, Inc.	740,437
349	Amazon.com, Inc.*	261,949
7,386	American Eagle Outfitters, Inc.[1]	122,312
7,842	American Electric Power Co., Inc.	463,070
9,218	American Financial Group, Inc.	757,996
26,615	American National Insurance Co.	3,207,108
1,730	AmerisourceBergen Corp.	134,923
15,946	Annaly Capital Management, Inc. - REIT	162,968
8,176	Anthem, Inc.	1,165,325
30,461	Apple Hospitality REIT, Inc.	561,701
11,312	Apple, Inc.	1,250,202
2,506	Archer-Daniels-Midland Co.	108,334

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
88,693	AT&T, Inc.	$3,426,211
417	Atmos Energy Corp.	29,657
4,354	Automatic Data Processing, Inc.	418,071
79,407	Avangrid, Inc.	2,872,151
10,265	Avnet, Inc.	471,061
969	BancFirst Corp.	79,410
2,329	Bank of Hawaii Corp.[1]	194,169
10,021	BankUnited, Inc.	355,044
15,998	Baxter International, Inc.	709,831
711	Becton, Dickinson and Co.	120,230
1,545	Bemis Co., Inc.	77,358
431	Berkshire Hathaway, Inc.*	67,857
175	Best Buy Co., Inc.	7,998
2,225	Big Lots, Inc.	112,607
1,736	Bio-Rad Laboratories, Inc. - Class A*	301,196
1,661	Black Knight Financial Services, Inc. - Class A*	61,457
367	Blue Buffalo Pet Products, Inc.*	8,599
1,415	BOK Financial Corp.	113,653
1,370	Brinker International, Inc.	72,761
6,035	Bristol-Myers Squibb Co.	340,615
1,107	Broadridge Financial Solutions, Inc.	71,667
1,385	BWX Technologies, Inc.	54,237
2,206	C.H. Robinson Worldwide, Inc.	165,119
17,002	CA, Inc.	543,384
211	Cardinal Health, Inc.	14,983
3,648	CDW Corp.	186,924
13,220	Cheesecake Factory, Inc.	782,227
2,871	Chemed Corp.	427,693
14,271	Chemical Financial Corp.	740,380
10,734	Chemours Co.	265,345
8,795	Chico's FAS, Inc.	134,651
14,266	Chimera Investment Corp. - REIT	241,951
9,999	Church & Dwight Co., Inc.	437,856
3,062	Cigna Corp.	412,574
133	Cinemark Holdings, Inc.	5,299
87,245	Cisco Systems, Inc.	2,601,646
17,148	CNA Financial Corp.	656,254
42,786	Coca-Cola Co.	1,726,415
9,284	Colgate-Palmolive Co.	605,595
9,008	Commerce Bancshares, Inc.	493,726
23,265	Consolidated Edison, Inc.	1,623,199
447	CoreCivic, Inc. - REIT	10,151
7,901	Costco Wholesale Corp.	1,186,019
2,784	CSRA, Inc.	89,116

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,465	CVS Health Corp.	$112,644
7,009	Darden Restaurants, Inc.	513,760
759	Deckers Outdoor Corp.*	45,145
4,067	Dell Technologies, Inc. - Class V*	217,829
41,601	Denbury Resources, Inc.*1	157,252
7,272	DeVry Education Group, Inc.[1]	217,069
4,090	Dick's Sporting Goods, Inc.	241,596
3,672	Dollar General Corp.	283,919
2,011	Donnelley Financial Solutions, Inc.*	38,350
8,541	Dr. Pepper Snapple Group, Inc.	740,846
668	DST Systems, Inc.	68,944
4,442	DSW, Inc. - Class A	105,542
1,766	DTE Energy Co.	164,397
17,458	Duke Energy Corp.	1,287,877
7,327	eBay, Inc.*	203,764
8,003	Eli Lilly & Co.	537,161
9,381	Exelon Corp.	304,976
5,382	Expeditors International of Washington, Inc.	283,847
31,524	Exxon Mobil Corp.	2,752,045
457	F5 Networks, Inc.*	64,323
1,591	Facebook, Inc. - Class A*	188,406
8,964	First American Financial Corp.	338,301
2,407	First Financial Corp.	110,241
1,184	First Hawaiian, Inc.	35,508
8,919	FLIR Systems, Inc.	320,281
17,684	Flowers Foods, Inc.	274,456
17,701	FNB Corp.	270,471
9,876	Foot Locker, Inc.	707,813
1,704	Gap, Inc.	42,549
2,299	General Dynamics Corp.	403,130
505	General Electric Co.	15,534
16,753	General Mills, Inc.	1,020,928
27,579	General Motors Co.	952,303
1,352	Genuine Parts Co.	130,103
3,866	Hancock Holding Co.	160,632
2,344	Hanover Insurance Group, Inc.	202,967
26,630	Hawaiian Electric Industries, Inc.	820,204
174	Henry Schein, Inc.*	25,919
5,192	Hershey Co.	501,755
2,212	Home Depot, Inc.	286,233
23,314	Hormel Foods Corp.	798,271
2,122	Humana, Inc.	451,222
520	Huntington Ingalls Industries, Inc.	92,955
21,300	Ingram Micro, Inc. - Class A	797,472

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
844	Ingredion, Inc.	$99,069
37,566	Intel Corp.	1,303,540
3,865	International Business Machines Corp.	626,980
4,757	International Speedway Corp. - Class A	175,058
946	Intuitive Surgical, Inc.*	608,978
1,226	Jack Henry & Associates, Inc.	105,975
146	John Wiley & Sons, Inc. - Class A	8,008
45,006	Johnson & Johnson	5,009,168
8,816	Kellogg Co.	634,752
6,182	Kimberly-Clark Corp.	714,701
8,481	Kroger Co.	273,936
2,494	Laboratory Corp. of America Holdings*	313,870
9,504	Lancaster Colony Corp.	1,287,887
2,551	Landstar System, Inc.	207,779
1,941	Linear Technology Corp.	121,371
1,768	Lockheed Martin Corp.	468,962
503	Macerich Co. - REIT	34,149
2,605	Macquarie Infrastructure Corp.	213,454
9,403	Mattel, Inc.	296,853
421	McCormick & Co., Inc.	38,395
13,261	McDonald's Corp.	1,581,639
1,582	McKesson Corp.	227,507
21,688	Merck & Co., Inc.	1,327,089
2,038	Mercury General Corp.	119,019
13,600	MetLife, Inc.	748,136
650,400	MFA Financial, Inc. - REIT	5,086,128
6,761	Microsoft Corp.	407,418
375	Monster Beverage Corp.*	16,781
2,319	Morningstar, Inc.	169,078
1,158	Motorola Solutions, Inc.	92,930
7,550	MSC Industrial Direct Co., Inc. - Class A	674,517
15,821	MSG Networks, Inc.*	323,539
690	Murphy USA, Inc.*	47,051
1,128	National HealthCare Corp.	77,381
6,043	National Instruments Corp.	178,087
5,669	NetScout Systems, Inc.*	176,873
6,904	NeuStar, Inc. - Class A*	167,422
712	Newmont Mining Corp.	23,097
1,378	NIKE, Inc. - Class B	68,996
38	NVR, Inc.*	60,610
1,945	Old Republic International Corp.	34,757
318	ONE Gas, Inc.	19,083
13,404	Owens & Minor, Inc.	454,530
1,051	Patterson Cos., Inc.	40,716

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,910	Paychex, Inc.	$348,395
39,866	People's United Financial, Inc.[1]	746,292
14,151	PepsiCo, Inc.	1,416,515
143,401	Pfizer, Inc.	4,608,908
6,999	PG&E Corp.	411,541
8,365	Philip Morris International, Inc.	738,462
6,915	Pinnacle Foods, Inc.	342,707
15,484	Pinnacle West Capital Corp.	1,144,732
5,118	ProAssurance Corp.	286,864
23,399	Procter & Gamble Co.	1,929,482
2,721	Progressive Corp.	90,609
29,351	Public Service Enterprise Group, Inc.	1,212,490
3,685	QUALCOMM, Inc.	251,059
919	Quest Diagnostics, Inc.	80,376
1,515	Quintiles IMS Holdings, Inc.*	116,397
431	Ralph Lauren Corp.	45,087
7,982	Raytheon Co.	1,193,628
5,848	Regal Entertainment Group - Class A	133,978
1,959	Reinsurance Group of America, Inc.	239,096
6,373	Republic Services, Inc.	353,638
2,143	ResMed, Inc.	131,752
2,740	Reynolds American, Inc.	148,234
3,545	Royal Gold, Inc.	246,874
521	Sally Beauty Holdings, Inc.*	13,645
370	Six Flags Entertainment Corp.	21,327
24,143	Southern Co.	1,130,375
6,888	Southern Copper Corp.[1]	226,133
351	Southwest Airlines Co.	16,360
3,700	Starbucks Corp.	214,489
270	Starwood Property Trust, Inc. - REIT	6,067
5,344	Stryker Corp.	607,399
18,017	Symantec Corp.	439,435
8,730	Synopsys, Inc.*	527,990
32,129	Sysco Corp.	1,710,869
8,315	Target Corp.	642,251
3,144	Tech Data Corp.*	266,831
2,996	Teleflex, Inc.	443,198
2,270	Telephone & Data Systems, Inc.	61,131
2,159	Thor Industries, Inc.	217,131
1,638	Time Warner, Inc.	150,401
1,739	TJX Cos., Inc.	136,233
7,156	Tootsie Roll Industries, Inc.[1]	270,139
5,520	Torchmark Corp.	386,897
6,241	Travelers Cos., Inc.	707,417

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
13,271	Trustmark Corp.	$447,365
5,581	Two Harbors Investment Corp. - REIT	48,387
1,415	Tyson Foods, Inc. - Class A	80,386
5,568	U.S. Bancorp	276,284
56,040	Umpqua Holdings Corp.	995,831
4,376	Under Armour, Inc. - Class C*	112,813
6,424	United Parcel Service, Inc. - Class B	744,670
856	United States Cellular Corp.*	32,211
4,121	UnitedHealth Group, Inc.	652,437
1,594	Universal Corp.	87,750
5,676	Valero Energy Corp.	349,415
5,526	Varian Medical Systems, Inc.*	496,401
14,739	Verizon Communications, Inc.	735,476
4,836	Visa, Inc. - Class A	373,920
48,552	Wal-Mart Stores, Inc.	3,419,517
5,477	Walgreens Boots Alliance, Inc.	464,066
4,145	Walt Disney Co.	410,852
10,665	Waste Management, Inc.	741,431
336	Watsco, Inc.	50,064
2,132	WEC Energy Group, Inc.	119,413
2,046	Weis Markets, Inc.	113,962
4,705	Werner Enterprises, Inc.	127,270
3,633	Westar Energy, Inc.	206,936
4,358	Western Union Co.	91,649
3,349	Whole Foods Market, Inc.	101,776
7,260	World Fuel Services Corp.	322,780
2,625	Xcel Energy, Inc.	102,401
6,119	Yum! Brands, Inc.	387,883
5,712	Zimmer Biomet Holdings, Inc.	581,824
		116,619,618

	VIRGIN ISLANDS (BRITISH) – 0.1%
7,549	Michael Kors Holdings Ltd.*	350,953
	TOTAL COMMON STOCKS (Cost $214,322,963)	227,692,045

	EXCHANGE-TRADED FUNDS – 33.7%
1,059,721	iShares Edge MSCI Min Vol Emerging Markets ETF[1]	53,219,189
1,519,058	iShares Edge MSCI Min Vol Global ETF[1]	110,192,467
1,104,377	iShares MSCI ACWI ETF[1]	64,683,361
	TOTAL EXCHANGE-TRADED FUNDS (Cost $229,614,163)	228,095,017

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number
of Shares		Value

	OPEN-END MUTUAL FUND – 29.5%
9,663,082	GMO Quality Fund - Class IV2	$199,156,111
	TOTAL OPEN-END MUTUAL FUND (Cost $203,547,701)	199,156,111

	PREFERRED STOCK – 0.0%[4]
	GERMANY – 0.0%[4]
5,565	Porsche Automobil Holding S.E.	281,838
	TOTAL PREFERRED STOCK (Cost $254,182)	281,838

	SHORT-TERM INVESTMENTS – 14.1%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 9.7%
	Collateral Pool Allocation	65,132,874

	MONEY MARKET FUND – 4.4%
29,854,571	JPMorgan Prime Money Market Fund - Agency Shares, 0.62% [3]	29,863,528

	TOTAL SHORT-TERM INVESTMENTS (Cost $94,996,315)	94,996,402

	TOTAL INVESTMENTS – 111.0% (Cost $742,735,324)	750,221,413
	Liabilities in excess of other assets – (11.0)%	(74,227,356)

	TOTAL NET ASSETS – 100.0%	$675,994,057

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $63,721,309.
[2]
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.

[3]	The rate is the annualized seven-day yield at period end.
[4]	Rounds to less than 0.05%.

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

 See accompanying Notes to Schedules of Investments.

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS – 54.5%
	ALABAMA – 0.7%
500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 01/6/20171 2	$479,520
120,000	County of Jefferson, 4.75%, 01/1/2025, Call 01/6/2017	120,517
	County of Jefferson, AGM
270,000	5.25%, 1/1/2023, Call 01/6/2017	271,164
1,810,000	4.75%, 1/1/2025, Call 01/6/2017	1,817,801
500,000	5.25%, 10/1/2048, Call 10/1/2023	555,475
1,000,000	County of Jefferson, NATL-RE, 5.00%, 04/1/2024, Call 01/6/2017	1,004,310
1,000,000	Lower Alabama Gas District, 5.00%, 09/1/2046	1,098,940
1,000,000	Spring Hill College Educational Building Authority of Mobile, 5.88%, 04/15/2045, Call 04/15/2025	944,690
		6,292,417

	ARIZONA – 1.7%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023	525,675
1,500,000	County of Pima, 4.00%, 07/1/2023	1,643,955
349,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[3]	333,236
	Industrial Development Authority of the City of Phoenix
670,000	7.00%, 7/1/2022, Call 07/1/2020	752,015
645,000	5.00%, 10/1/2036, Call 10/1/2026	698,084
1,000,000	5.00%, 6/1/2042, Call 06/1/2022	1,066,240
500,000	7.50%, 7/1/2042, Call 07/1/2022 [4]	174,975
	Industrial Development Authority of the County of Pima
695,000	7.00%, 1/1/2022	681,454
500,000	6.75%, 3/1/2034, Call 03/1/2024	526,480
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022	335,233
1,000,000	Maricopa County Industrial Development Authority, 2.88%, 07/1/2021 [3]	966,550
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,284,520
1,000,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	1,087,950
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,219,248
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019	1,367,137
		14,662,752

	CALIFORNIA – 10.0%
1,000,000	Beaumont Financing Authority, 5.00%, 09/1/2045, Call 09/1/2025	1,057,280
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 01/6/2017	945,220
500,000	California Health Facilities Financing Authority, 5.00%, 08/15/2043, Call 08/15/2025	541,405
	California Municipal Finance Authority
405,000	5.00%, 2/1/2021, Call 02/1/2017	407,811
570,000	5.00%, 2/1/2021, Call 02/1/2017	572,827

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
200,000	6.63%, 1/1/2032, Call 01/1/2022 [3]	$213,180
500,000	7.00%, 6/1/2034, Call 06/1/2022	557,005
500,000	5.75%, 10/1/2034, Call 10/1/2021	519,155
275,000	5.00%, 4/1/2035, Call 04/1/2025	289,237
905,000	5.00%, 10/1/2035, Call 10/1/2022	909,018
150,000	5.00%, 4/1/2041, Call 04/1/2025	156,588
	California Pollution Control Financing Authority
1,000,000	5.00%, 7/1/2037, Call 07/1/2022 1 3	1,061,460
1,000,000	5.00%, 11/21/2045, Call 07/1/2017 [3]	1,000,200
700,000	California Pollution Control Financing Authority, FGIC, 4.75%, 12/1/2023, Call 06/1/2017[1]	711,557
	California School Finance Authority
755,000	5.00%, 7/1/2036, Call 07/1/2025 [3]	791,708
350,000	6.75%, 11/1/2045, Call 11/1/2024 [3]	373,713
980,000	7.00%, 6/1/2047, Call 06/1/2020 [4]	730,521
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,109,940
	California Statewide Communities Development Authority
1,150,000	5.40%, 11/1/2027, Call 11/1/2017	1,176,588
500,000	5.15%, 7/1/2030, Call 07/1/2017	512,360
500,000	5.13%, 7/15/2031, Call 07/15/2017	513,285
140,000	6.00%, 11/1/2032, Call 11/1/2020	142,078
1,000,000	1.35%, 4/1/2036, Call 12/6/2016 [2]	839,710
800,000	5.00%, 8/15/2041, Call 08/15/2026	866,472
230,000	6.25%, 11/1/2042, Call 11/1/2020	234,418
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,032,448
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,028,000
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	930,393
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	211,910
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025	493,120
1,000,000	City of Roseville, 5.00%, 09/1/2037, Call 03/1/2017	1,005,580
1,020,000	City of San Juan Bautista, 6.00%, 10/1/2024, Call 10/1/2018	1,109,311
1,900,000	Coast Community College District, AGM, 5.00%, 08/1/2031, Call 08/1/2018	2,021,619
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	357,872
1,010,000	County of Imperial, 5.00%, 09/1/2036, Call 09/1/2025	1,081,599
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	268,630
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 1/15/2035	904,720
1,000,000	5.00%, 1/15/2042, Call 01/15/2024	1,076,060
225,000	Glendale Redevelopment Agency Successor Agency, 5.50%, 12/1/2024	225,029
	Golden State Tobacco Securitization Corp.
815,000	4.50%, 6/1/2027, Call 06/1/2017	800,485

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
2,000,000	5.30%, 6/1/2037, Call 06/1/2022	$1,847,840
2,500,000	5.13%, 6/1/2047, Call 06/1/2017	2,146,250
1,000,000	5.75%, 6/1/2047, Call 06/1/2017	915,040
1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 09/1/2017	1,006,840
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,038,930
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,072,240
450,000	Jurupa Unified School District, 5.00%, 09/1/2040, Call 09/1/2025	477,468
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,043,770
500,000	Lancaster Redevelopment Agency Successor Agency, NATL-RE, 4.75%, 08/1/2027, Call 01/6/2017	502,775
750,000	Los Angeles Department of Water & Power, AGM-CR AMBAC, 5.00%, 07/1/2037, Call 07/1/2017	764,362
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	593,575
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	395,541
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019	282,610
	National City Community Development Commission
500,000	5.75%, 8/1/2021	578,460
500,000	7.00%, 8/1/2032, Call 08/1/2021	596,045
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	166,767
1,500,000	Northern California Gas Authority No. 1, 1.29%, 07/1/2027, Call 07/1/2020 [2]	1,391,820
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019	1,124,010
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	252,720
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	2,589,050
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,303,420
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028, Call 09/1/2018	1,638,630
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,077,210
500,000	Rancho Santa Fe Community Services District, 5.50%, 09/1/2025, Call 09/1/2021	583,310
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	562,755
733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 01/6/2017*4	117,976
	Riverside County Redevelopment Successor Agency, AGM
695,000	5.00%, 10/1/2030, Call 10/1/2024	779,533
760,000	5.00%, 10/1/2032, Call 10/1/2024	844,102
1,390,000	Sacramento Area Flood Control Agency, BHAC, 5.30%, 10/1/2022, Call 10/1/2018	1,493,819
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,984,350

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	Sacramento Municipal Utility District, AGM
770,000	5.00%, 8/15/2022, Call 08/15/2018	$820,504
1,230,000	5.00%, 8/15/2022, Call 08/15/2018	1,306,162
1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	1,954,221
1,500,000	San Francisco City & County Airport Commission, 5.00%, 05/1/2041, Call 05/1/2026[1]	1,611,840
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,158,740
2,000,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,097,720
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	35,474
1,125,000	San Jose Redevelopment Agency, NATL, 4.90%, 08/1/2033, Call 01/6/2017	1,140,829
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	535,515
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,083,377
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 7/1/2024	602,045
500,000	6.25%, 7/1/2024	605,425
465,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	500,838
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019	530,371
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,010,020
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	625,167
1,000,000	5.00%, 11/1/2033	1,119,430
970,000	Stockton Public Financing Authority, NATL-RE, 4.50%, 08/1/2031, Call 01/6/2017	915,224
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,087,510
1,000,000	Temecula Redevelopment Agency, NATL-RE, 5.25%, 08/1/2036, Call 01/6/2017	1,014,690
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 6/1/2037, Call 12/22/2016	454,005
1,000,000	5.13%, 6/1/2046, Call 12/22/2016	880,650
1,080,000	Tustin Community Redevelopment Agency, 5.00%, 09/1/2032, Call 09/1/2018	1,173,161
1,000,000	Washington Township Health Care District, 5.00%, 07/1/2032, Call 07/1/2017	1,010,400
530,000	Western Riverside County Regional Wastewater Authority, 5.00%, 09/1/2044, Call 09/1/2026	564,482

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
1,000,000	Westminster Redevelopment Agency, 5.75%, 11/1/2036, Call 11/1/2021	$1,138,940
		85,927,470

	COLORADO – 3.6%
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	601,257
1,805,000	5.00%, 12/1/2046, Call 12/1/2026	1,813,465
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	689,306
500,000	5.00%, 12/1/2043, Call 12/1/2023	507,940
1,000,000	Cimarron Metropolitan District, 6.00%, 12/1/2022, Call 10/31/2017	977,020
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019	474,555
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025 [3]	507,620
550,000	4.75%, 4/1/2030, Call 04/1/2022 [4]	563,877
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	906,980
475,000	6.75%, 4/1/2040, Call 04/1/2018 [3]	481,797
500,000	6.25%, 11/1/2040, Call 11/1/2020	501,570
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
235,000	5.00%, 8/1/2036, Call 08/1/2026	248,651
500,000	4.00%, 10/1/2039, Call 10/1/2024	469,970
500,000	5.13%, 12/1/2039, Call 12/1/2019	513,940
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,154,960
	Colorado Health Facilities Authority
1,350,000	6.75%, 6/1/2032, Call 06/1/2022	1,083,375
2,650,000	5.00%, 1/15/2035, Call 01/15/2026	2,936,279
1,000,000	7.75%, 8/1/2039, Call 08/1/2019	1,053,400
500,000	8.00%, 8/1/2043, Call 02/1/2024	567,350
2,000,000	5.00%, 5/15/2045, Call 05/15/2025	2,154,200
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019	549,085
1,000,000	Colorado International Center Metropolitan District No. 3, 6.50%, 12/1/2035	1,000,790
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	527,795
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,527,154
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	257,103
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	364,550
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, 9/1/2028, Call 09/1/2020	174,419
480,000	0.00%, 9/1/2030	271,680

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
570,000	Eagle Bend Metropolitan District No. 2, BAM, 5.00%, 12/1/2037, Call 12/1/2026	$627,975
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	247,200
1,010,000	Harvest Junction Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,056,036
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	752,722
225,000	Maher Ranch Metropolitan District 004, AGC, 5.25%, 12/1/2036, Call 12/1/2017	226,397
10,000	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	5,896
155,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	167,107
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,084,126
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020	1,111,550
1,000,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	957,870
1,475,000	Southlands Metropolitan District No. 1, AGC, 5.25%, 12/1/2034, Call 12/1/2017	1,512,406
		30,629,373

	CONNECTICUT – 0.5%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 01/6/2017[1]	477,675
1,000,000	Connecticut State Health & Educational Facility Authority, 4.00%, 07/1/2018	1,032,010
1,000,000	Mohegan Tribe of Indians of Connecticut, 5.25%, 01/1/2033, Call 01/23/2017[3]	904,190
2,000,000	State of Connecticut, 1.32%, 09/15/2018 [2]	2,002,200
		4,416,075

	DELAWARE – 0.1%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[3]	957,900
		957,900

	DISTRICT OF COLUMBIA – 0.1%
655,000	Metropolitan Washington Airports Authority, 5.00%, 10/1/2044, Call 10/1/2024[1]	700,018
		700,018

	FLORIDA – 4.8%
960,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	991,258
930,000	Beeline Community Development District, 7.00%, 05/1/2037, Call 05/1/2018	949,642
940,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	950,857

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
1,250,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 01/6/2017	$1,242,150
895,000	Capital Trust Agency, Inc., 5.35%, 07/1/2029, Call 07/1/2020	946,078
	City of Lakeland
540,000	5.00%, 9/1/2037, Call 09/1/2022	577,201
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,570,629
1,000,000	City of Miami, NATL-RE, 5.00%, 01/1/2022, Call 01/6/2017	1,003,190
1,650,000	City of Port Saint Lucie, NATL-RE, 5.00%, 07/1/2027, Call 07/1/2017	1,689,831
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	497,040
1,395,000	County of Miami-Dade Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019	1,509,697
155,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	151,097
	Florida Development Finance Corp.
750,000	6.25%, 7/1/2034, Call 07/1/2024	763,073
2,000,000	7.63%, 6/15/2041, Call 06/15/2021	2,250,960
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,089,120
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	482,790
1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/2023[1]	1,025,200
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,119,500
1,000,000	Jacksonville Housing Finance Authority, 0.85%, 08/1/2018	991,280
	Lake Ashton Community Development District
190,000	5.00%, 5/1/2025	193,135
440,000	5.00%, 5/1/2037, Call 05/1/2025	414,942
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,648,282
710,000	Lakewood Ranch Stewardship District, 4.88%, 05/1/2045, Call 05/1/2025	679,569
	Lee County Industrial Development Authority
1,000,000	5.00%, 11/15/2029, Call 05/15/2017	1,008,220
100,000	5.75%, 6/15/2042, Call 06/15/2022	103,784
915,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	888,108
390,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023	368,098
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019	1,498,110
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,071,090
	Miami-Dade County Industrial Development Authority
500,000	5.00%, 9/15/2034, Call 09/15/2024	520,470
500,000	5.75%, 11/1/2036, Call 11/1/2026 [3]	487,260
670,000	Myrtle Creek Improvement District, BAM, 4.00%, 05/1/2027, Call 05/1/2026	698,408
1,000,000	Northern Palm Beach County Improvement District, 5.00%, 08/1/2034, Call 08/1/2024	995,290

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
	Palm Beach County Health Facilities Authority
525,000	6.75%, 6/1/2024, Call 06/1/2022	$595,077
850,000	5.00%, 12/1/2031, Call 12/1/2024	918,603
500,000	5.00%, 11/1/2043, Call 11/1/2022	518,105
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	857,872
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,669,020
1,500,000	Seminole Tribe of Florida, Inc., 5.25%, 10/1/2027, Call 10/1/2017[3]	1,533,870
585,000	South Kendall Community Development District, 4.25%, 11/1/2037, Call 11/1/2026	549,420
1,000,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	921,070
885,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 01/6/2017	864,636
470,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	472,124
950,000	Wentworth Estates Community Development District, 5.63%, 05/1/2037, Call 01/6/2017	878,997
470,000	West Villages Improvement District, 5.50%, 05/1/2037, Call 01/6/2017	460,938
		41,615,091

	GEORGIA – 1.0%
250,000	City of Atlanta Water & Wastewater Revenue, AGM, 5.25%, 11/1/2034, Call 11/1/2019	272,750
1,000,000	Fulton County Development Authority, 6.50%, 04/1/2043, Call 04/1/2023	999,890
	Fulton County Residential Care Facilities for the Elderly Authority
500,000	5.00%, 7/1/2029, Call 01/1/2017	500,190
1,000,000	5.13%, 7/1/2042, Call 01/1/2017	1,000,040
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019	861,045
250,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	255,185
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,191,575
1,000,000	Main Street Natural Gas, Inc., 5.00%, 03/15/2018	1,036,000
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	523,135
1,325,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,368,433
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020	654,192
		8,662,435

	GUAM – 0.6%
250,000	Guam Department of Education, 6.88%, 12/1/2040, Call 12/1/2020	266,675
	Guam Government Waterworks Authority
500,000	5.25%, 7/1/2033, Call 07/1/2023	541,575
1,000,000	5.00%, 7/1/2035, Call 07/1/2024	1,065,520

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	GUAM (Continued)
450,000	5.63%, 7/1/2040, Call 07/1/2020	$475,574
	Territory of Guam
1,400,000	5.00%, 11/15/2039, Call 11/15/2025	1,482,880
1,000,000	7.00%, 11/15/2039, Call 11/15/2019	1,158,880
		4,991,104

	HAWAII – 0.1%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	533,070
		533,070

	IDAHO – 0.2%
	Idaho Housing & Finance Association
1,225,000	5.00%, 7/15/2027, Call 07/15/2019	1,309,525
250,000	6.00%, 6/1/2038, Call 06/1/2018	255,793
		1,565,318

	ILLINOIS – 5.1%
	Chicago Board of Education
1,000,000	1.38%, 3/1/2036, Call 12/1/2017 [2]	940,230
1,500,000	7.00%, 12/1/2044, Call 12/1/2025	1,510,335
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	772,230
2,500,000	Chicago O'Hare International Airport, 5.00%, 01/1/2046, Call 01/1/2025	2,714,350
680,000	Chicago Park District, 5.00%, 11/15/2024	762,096
475,000	Chicago Transit Authority, 5.25%, 12/1/2030, Call 12/1/2021	513,770
	City of Chicago
250,000	4.50%, 1/1/2021, Call 01/1/2020	256,435
1,000,000	5.00%, 1/1/2024	997,070
1,000,000	5.25%, 1/1/2035, Call 01/1/2021	968,190
500,000	5.50%, 1/1/2040, Call 01/1/2025	487,220
900,000	5.00%, 1/1/2041, Call 01/1/2022	903,969
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,001,140
665,000	City of Chicago Wastewater Transmission Revenue, 5.00%, 01/1/2034, Call 01/1/2025	697,412
5,000	City of Chicago, AMBAC, 5.00%, 01/1/2042, Call 01/6/2017	5,010
	County of Cook
400,000	5.00%, 11/15/2021, Call 11/15/2019	426,544
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,093,590
1,500,000	6.50%, 10/15/2040, Call 10/15/2020	1,535,070
	Illinois Finance Authority
235,000	5.00%, 8/15/2026, Call 08/15/2020	263,313
465,000	5.00%, 8/15/2026, Call 08/15/2020	504,539
465,000	5.00%, 11/1/2027, Call 11/1/2019	504,153
665,000	6.38%, 11/1/2029, Call 05/1/2019	743,317

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
600,000	5.75%, 10/1/2032, Call 10/1/2022	$628,440
1,000,000	5.00%, 8/1/2033, Call 08/1/2024	1,097,970
315,000	5.00%, 2/15/2034, Call 02/15/2027	324,116
500,000	7.75%, 8/15/2034, Call 08/15/2019	582,910
1,000,000	5.00%, 4/1/2036, Call 01/6/2017	926,270
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	1,941,000
1,665,000	5.00%, 12/1/2036, Call 01/6/2017	1,665,566
500,000	5.63%, 2/15/2037, Call 01/6/2017	493,420
1,030,000	5.75%, 11/15/2037, Call 11/15/2017	1,076,896
1,000,000	6.88%, 8/15/2038, Call 08/15/2019	1,144,120
550,000	5.00%, 9/1/2042, Call 09/1/2024	569,613
1,340,000	5.00%, 9/1/2046, Call 09/1/2026	1,406,370
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,055,820
500,000	Illinois Finance Authority, AGC, 5.25%, 08/15/2033, Call 08/15/2018	525,240
	Illinois Finance Authority, AGM
55,000	5.00%, 5/15/2019, Call 05/15/2018	58,050
1,545,000	5.00%, 5/15/2019, Call 05/15/2018	1,630,670
250,000	5.25%, 3/1/2030, Call 03/1/2020	268,905
840,000	Lake County Township High School District No. 121, 4.00%, 03/1/2019	881,563
435,000	Lombard Public Facilities Corp., 2.10%, 01/1/2036, Call 01/6/2017*4	130,404
2,500,000	Metropolitan Pier & Exposition Authority, NATL, 0.00%, 06/15/2033	1,117,925
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	509,925
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 6/1/2021	877,297
1,000,000	6.25%, 6/1/2024, Call 12/27/2016	1,008,300
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,266,720
	State of Illinois
500,000	5.00%, 3/1/2024, Call 03/1/2022	515,365
1,000,000	5.50%, 7/1/2026, Call 07/1/2023	1,051,180
175,000	5.00%, 3/1/2037, Call 03/1/2022	172,792
470,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	500,155
875,000	Village of Bellwood, XLCA, 4.50%, 12/1/2029	875,088
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,070,800
955,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	901,224
		43,874,097

	INDIANA – 0.7%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[1]	958,650
1,500,000	City of Whiting, 1.30%, 12/1/2044, Call 06/3/20191 2	1,483,440
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	1,062,350

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
	Indiana Finance Authority
500,000	4.00%, 3/1/2017, Call 01/6/2017 [1]	$500,480
500,000	6.00%, 12/1/2019	500,420
500,000	6.00%, 12/1/2026, Call 06/1/2020	479,025
250,000	5.25%, 11/1/2039, Call 11/1/2019	269,675
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[1]	572,010
		5,826,050

	IOWA – 0.7%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	971,110
2,500,000	4.75%, 8/1/2042, Call 08/1/2022	2,387,075
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019	274,998
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	541,260
650,000	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/2025, Call 12/1/2019	691,229
	Iowa Tobacco Settlement Authority
800,000	5.60%, 6/1/2034, Call 06/1/2017	781,264
410,000	5.38%, 6/1/2038, Call 01/6/2017	381,046
		6,027,982

	KANSAS – 0.2%
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 01/6/2017	489,950
1,000,000	University of Kansas Hospital Authority, 5.00%, 09/1/2045, Call 09/1/2025	1,088,590
		1,578,540

	KENTUCKY – 0.6%
	Kentucky Economic Development Finance Authority
1,250,000	5.00%, 7/1/2027, Call 07/1/2025	1,380,225
2,000,000	5.00%, 1/1/2045, Call 07/1/2025	2,067,960
1,000,000	Kentucky Housing Corp., 5.63%, 05/1/2045, Call 05/1/2025	968,950
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,098,530
		5,515,665

	LOUISIANA – 1.1%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,254,642
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	535,015
	Louisiana Local Government Environmental Facilities & Community Development Authority
1,000,000	6.75%, 11/1/2032, Call 11/1/2017	1,040,840
500,000	6.50%, 11/1/2035, Call 11/1/2020	565,130
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,121,880
500,000	8.13%, 12/15/2033, Call 12/15/2023	568,535

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
1,000,000	5.00%, 5/15/2035, Call 05/15/2025	$1,077,100
1,000,000	6.50%, 7/1/2036, Call 07/1/2023 [1]	1,074,140
140,000	5.25%, 5/15/2038, Call 05/15/2017	142,744
360,000	5.25%, 5/15/2038, Call 05/15/2017	364,280
2,000,000	Parish of St. John the Baptist, 5.13%, 06/1/2037, Call 06/1/2017	2,000,100
		9,744,406

	MAINE – 0.1%
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020	454,217
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 01/6/2017[1]	501,915
		956,132

	MARYLAND – 1.2%
1,000,000	City of Baltimore, XLCA, 5.00%, 09/1/2032, Call 01/6/2017	1,002,160
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,690,080
1,500,000	Maryland Community Development Administration, 1.35%, 01/1/2019, Call 07/1/2018[3]	1,484,115
1,300,000	Maryland Economic Development Corp., 5.00%, 09/30/2031, Call 09/30/2026[1]	1,418,014
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 8/15/2038, Call 08/15/2023	2,921,697
1,500,000	5.00%, 7/1/2040, Call 07/1/2025	1,593,480
500,000	5.00%, 7/1/2045, Call 07/1/2025	527,830
		10,637,376

	MASSACHUSETTS – 0.8%
1,500,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/1/2025, Call 06/1/2021	1,705,905
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019	430,176
500,000	5.00%, 7/1/2033, Call 07/1/2026	530,065
500,000	5.85%, 12/1/2042 [2]	551,100
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 1/1/2021 [1]	1,619,325
300,000	5.50%, 1/1/2022, Call 01/1/2020	325,446
445,000	6.00%, 1/1/2028, Call 01/1/2020	466,939
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,126,480
		6,755,436

	MICHIGAN – 1.5%
475,000	City of Detroit, SAW, 5.00%, 11/1/2030, Call 03/1/2017	493,976
1,000,000	Garden City Hospital Finance Authority, 5.00%, 08/15/2038, Call 08/15/2017	1,028,620

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	$1,073,170
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	287,518
	Michigan Finance Authority
275,000	5.00%, 6/1/2029, Call 06/1/2019	264,127
1,000,000	4.50%, 10/1/2029, Call 10/1/2024	1,024,640
1,000,000	5.00%, 11/15/2034, Call 11/15/2026	1,078,900
500,000	5.00%, 7/1/2035, Call 07/1/2025	534,515
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,563,694
250,000	Michigan State Hospital Finance Authority, 5.63%, 11/15/2029, Call 11/15/2019	278,423
1,000,000	Michigan State Housing Development Authority, 1.59%, 04/1/2042, Call 04/1/20211 2	1,001,380
	Michigan Strategic Fund
710,000	6.75%, 7/1/2022 1 3	716,170
955,000	8.50%, 12/1/2030, Call 12/1/2023 1 3	905,531
945,000	4.13%, 7/1/2045, Call 07/1/2018 [2]	951,917
1,000,000	State of Michigan Trunk Line Revenue, AGM, 5.50%, 11/1/2021	1,157,080
500,000	Summit Academy, 6.38%, 11/1/2035, Call 01/6/2017	500,305
		12,859,966

	MINNESOTA – 0.5%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	260,330
	Housing & Redevelopment Authority of The City of St Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,085,340
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,388,969
280,000	Minnesota Higher Education Facilities Authority, 5.00%, 04/1/2035, Call 04/1/2026	306,880
415,000	Saint Paul Housing & Redevelopment Authority, 5.50%, 09/1/2043, Call 09/1/2020	428,019
500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	576,165
		4,045,703

	MISSISSIPPI – 0.2%
1,500,000	Mississippi Development Bank, 5.00%, 08/1/2026	1,726,905
		1,726,905

	MISSOURI – 0.5%
600,000	County of Boone, 5.00%, 08/1/2031, Call 08/1/2026	660,330
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019	268,843
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 6/1/2034, Call 06/1/2020	886,703

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	MISSOURI (Continued)
1,050,000	6.00%, 2/1/2041, Call 02/1/2021	$1,146,694
1,000,000	Health & Educational Facilities Authority of the State of Missouri, AGM, 5.13%, 11/15/2023, Call 11/15/2018	1,075,990
		4,038,560

	NEBRASKA – 0.3%
	Central Plains Energy Project
2,500,000	5.00%, 9/1/2032, Call 09/1/2022	2,699,150
250,000	5.25%, 9/1/2037, Call 09/1/2022	272,060
		2,971,210

	NEVADA – 0.4%
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/15/2018[3]	1,033,890
700,000	County of Clark, 5.00%, 07/1/2030, Call 01/1/2020	755,111
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,068,080
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[3]	574,437
		3,431,518

	NEW JERSEY – 0.9%
1,500,000	Borough of Hightstown, 2.00%, 02/1/2017	1,502,040
	New Jersey Economic Development Authority
500,000	5.13%, 9/15/2023, Call 08/20/2022 [1]	540,735
280,000	6.00%, 10/1/2034, Call 10/1/2024	274,274
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,051,250
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 07/1/2018	516,370
1,000,000	New Jersey Higher Education Student Assistance Authority, 5.25%, 06/1/2020, Call 06/1/2019	1,067,100
750,000	New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2044, Call 06/15/2024	734,603
2,000,000	New Jersey Transportation Trust Fund Authority, NATL, 0.00%, 12/15/2030	1,039,600
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019	1,042,930
		7,768,902

	NEW MEXICO – 0.4%
905,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 01/6/2017[1]	905,127
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	848,208
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,056,883
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020[3]	1,079,075
		3,889,293

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	NEW YORK – 3.5%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	$453,260
1,000,000	Build New York City Resource Corp., 5.50%, 09/1/2045, Call 09/1/2025[3]	1,053,120
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	693,901
3,000,000	Nassau Health Care Corp., County Guarantee, 0.54%, 08/1/2029, Call 12/6/2016[2]	3,000,000
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 01/6/2017	1,503,270
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 01/6/2017	1,002,430
1,000,000	New York City Water & Sewer System, 0.79%, 06/15/2032, Call 12/15/2016[2]	1,000,000
450,000	New York Counties Tobacco Trust VI, 5.00%, 06/1/2045, Call 06/1/2026	468,302
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,171,530
2,000,000	5.38%, 11/15/2040, Call 11/15/2024 [3]	2,072,340
1,000,000	5.00%, 11/15/2044, Call 11/15/2024 [3]	1,016,320
1,500,000	7.25%, 11/15/2044, Call 11/15/2024 [3]	1,768,395
	New York State Dormitory Authority
400,000	4.00%, 5/1/2033, Call 05/1/2023	363,068
1,000,000	5.00%, 2/15/2034, Call 02/15/2019	1,065,310
500,000	4.25%, 5/1/2042, Call 05/1/2023	449,675
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019	1,077,790
480,000	New York Transportation Development Corp., 5.00%, 08/1/2031, Call 08/1/2021[1]	487,814
	Onondaga Civic Development Corp.
235,000	5.00%, 7/1/2040, Call 07/1/2025	244,301
500,000	5.00%, 7/1/2045, Call 07/1/2025	520,515
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	655,360
2,500,000	5.00%, 10/15/2041, Call 10/15/2025	2,777,825
265,000	6.00%, 12/1/2042, Call 12/1/2020	299,689
1,000,000	Seneca Nation Indians Capital Improvements Authority, 5.00%, 12/1/2023, Call 06/1/2017[3]	1,005,400
1,000,000	Town of Vestal, 2.00%, 05/12/2017	1,003,300
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,666,845
	TSASC, Inc.
1,405,000	5.00%, 6/1/2034, Call 12/22/2016	1,340,496
1,000,000	5.13%, 6/1/2042, Call 12/22/2016	929,010

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	$797,213
		29,886,479

	NORTH CAROLINA – 0.4%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019	1,077,760
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,232,200
		3,309,960

	NORTH DAKOTA – 0.1%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	946,450
		946,450

	OHIO – 1.0%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 06/1/2017	1,692,260
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	967,340
830,000	City of Akron, 5.00%, 12/1/2026	903,106
500,000	County of Allen, 5.00%, 06/1/2038, Call 06/1/2020	533,875
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,154,150
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	488,640
1,000,000	Ohio Air Quality Development Authority, 3.75%, 12/1/2023 [2]	479,050
1,000,000	Ohio Water Development Authority, 4.00%, 12/1/2033 [2]	479,130
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,092,630
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 01/6/20171 2	980,510
		8,770,691

	OKLAHOMA – 0.4%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	972,712
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,113,940
1,175,000	Oklahoma County Finance Authority, 4.50%, 09/1/2024	1,297,188
		3,383,840

	OREGON – 0.2%
750,000	Deschutes County Hospital Facilities Authority, 4.00%, 01/1/2035, Call 01/1/2026	736,703
1,000,000	Oregon State Facilities Authority, 5.00%, 04/1/2045, Call 04/1/2025	1,090,970
		1,827,673

	PENNSYLVANIA – 1.7%
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019	1,083,790
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	98,132
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,063,970

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
280,000	Chester County Industrial Development Authority, 5.38%, 10/15/2042, Call 10/15/2022	$274,613
500,000	Delaware County Industrial Development Authority, 4.38%, 06/1/2026 [3]	476,590
200,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	236,196
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	282,803
	Hospitals & Higher Education Facilities Authority of Philadelphia
1,000,000	5.50%, 7/1/2026, Call 07/1/2017	1,010,890
1,000,000	5.63%, 7/1/2036, Call 07/1/2022	1,072,880
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	324,611
	Pennsylvania Economic Development Financing Authority
450,000	6.25%, 10/15/2023, Call 10/15/2019	498,388
250,000	6.40%, 12/1/2038, Call 09/1/2025	251,598
600,000	Pennsylvania Higher Educational Facilities Authority, 5.80%, 07/1/2030, Call 07/1/2020	686,346
	Pennsylvania Turnpike Commission
1,250,000	5.00%, 6/1/2029, Call 06/1/2026	1,388,637
500,000	5.00%, 12/1/2041, Call 06/1/2026	541,670
	Philadelphia Authority for Industrial Development
795,000	5.00%, 5/1/2027, Call 05/1/2026	916,866
500,000	8.00%, 1/1/2033, Call 01/1/2023	551,170
500,000	6.88%, 6/15/2033, Call 06/15/2023	545,565
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,042,660
1,000,000	Scranton Parking Authority, 5.25%, 06/1/2039, Call 06/1/2017	1,022,330
1,625,000	Susquehanna Area Regional Airport Authority, 6.50%, 01/1/2038, Call 01/1/2018[1]	1,683,419
		15,053,124

	RHODE ISLAND – 0.5%
1,200,000	Rhode Island Commerce Corp., 5.00%, 07/1/2046, Call 07/1/2026	1,293,744
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 9/1/2033, Call 09/1/2023	1,224,540
1,000,000	8.38%, 1/1/2046, Call 01/1/2021	1,142,260
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019	557,340
		4,217,884

	SOUTH CAROLINA – 0.3%
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,145,740
1,500,000	South Carolina Public Service Authority, 5.00%, 12/1/2028, Call 12/1/2026	1,726,200
		2,871,940

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	SOUTH DAKOTA – 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	$1,327,798
		1,327,798

	TENNESSEE – 0.9%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	527,470
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,267,177
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 7/1/2038, Call 07/1/2020	553,855
2,000,000	5.00%, 8/15/2042, Call 08/15/2022	2,102,100
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 5/1/2025, Call 11/1/2024 [3]	346,652
45,000	6.00%, 5/1/2034, Call 11/1/2024 [3]	41,488
1,500,000	Nashville & Davidson County Health & Educational Facilities Board, 1.55%, 11/15/2030 [2]	1,466,295
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,107,510
		7,412,547

	TEXAS – 4.2%
500,000	Austin Convention Enterprises, Inc., XLCA, 5.25%, 01/1/2019, Call 01/6/2017	500,735
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021	595,545
1,000,000	Central Texas Turnpike System, 5.00%, 08/15/2042, Call 08/15/2024	1,078,790
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,110,340
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,753,110
500,000	City of Houston, 5.25%, 09/1/2028, Call 09/1/2021	552,570
	City of Houston Airport
250,000	5.50%, 7/1/2034, Call 07/1/2018	264,882
750,000	5.00%, 7/15/2035, Call 07/15/2025 [1]	787,522
	Clifton Higher Education Finance Corp.
500,000	5.00%, 8/15/2042, Call 08/15/2022	515,295
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,433,835
	Dallas Area Rapid Transit
490,000	5.25%, 12/1/2038, Call 12/1/2018	529,033
360,000	5.25%, 12/1/2038, Call 12/1/2018	388,678
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,114,620
360,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	413,413
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,192,236
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	490,376
	New Hope Cultural Education Facilities Corp.
500,000	4.75%, 4/1/2034, Call 04/1/2024	503,295

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
1,000,000	5.00%, 4/1/2039, Call 04/1/2024	$1,019,490
1,250,000	5.00%, 7/1/2047, Call 07/1/2025	1,270,387
1,500,000	New Hope Cultural Education Facilities Corp., AGM, 5.00%, 04/1/2046, Call 04/1/2024	1,582,755
	North Texas Tollway Authority
405,000	6.00%, 1/1/2028, Call 01/1/2019	441,673
95,000	6.00%, 1/1/2028, Call 01/1/2019	103,541
1,000,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 12/27/2016[2]	961,270
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021[4]	885,620
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.25%, 8/1/2018	1,056,970
1,000,000	5.50%, 8/1/2021	1,138,500
290,000	5.50%, 8/1/2027	333,720
1,000,000	San Antonio Water System, 2.00%, 05/1/2043 [2]	984,570
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 9/1/2025, Call 09/1/2023	1,075,010
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,173,240
2,000,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,840,300
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	620,590
125,000	6.25%, 12/15/2026	145,259
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	527,140
500,000	5.00%, 12/15/2031, Call 12/15/2022	521,680
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 6/30/2032, Call 06/30/2020	1,171,640
1,345,000	7.00%, 6/30/2040, Call 06/30/2020	1,537,913
1,000,000	Town of Little Elm, 7.15%, 09/1/2027, Call 03/1/2018	1,016,110
	Town of Westlake
500,000	5.50%, 9/1/2025	488,555
200,000	6.13%, 9/1/2035, Call 09/1/2025	192,124
1,995,000	Tyler Health Facilities Development Corp., 5.38%, 11/1/2037, Call 11/1/2017	2,004,317
		36,316,649

	VERMONT – 0.1%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	505,940
		505,940

	VIRGIN ISLANDS – 0.1%
	Virgin Islands Public Finance Authority

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	VIRGIN ISLANDS (Continued)
385,000	6.75%, 10/1/2019	$390,167
500,000	5.00%, 10/1/2032, Call 10/1/2022 [3]	459,710
115,000	Virgin Islands Public Finance Authority, NATL, 4.25%, 10/1/2029, Call 01/6/2017	115,141
		965,018

	VIRGINIA – 0.5%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018, Call 12/22/2016*4	461,254
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019	432,180
1,480,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/2020[1]	1,502,925
995,000	Lower Magnolia Green Community Development Authority, 5.00%, 03/1/2045, Call 03/1/2025[3]	988,512
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 7/1/2038, Call 07/1/2020 [2]	5,583
245,000	5.00%, 7/1/2038, Call 07/1/2020	260,506
	Stafford County & Staunton Industrial Development Authority, XLCA
10,000	5.00%, 8/1/2017	10,276
530,000	5.00%, 8/1/2017	541,358
	Virginia Small Business Financing Authority
100,000	6.00%, 1/1/2037, Call 07/1/2022 [1]	112,474
130,000	5.50%, 1/1/2042, Call 07/1/2022 [1]	139,287
		4,454,355

	WASHINGTON – 1.0%
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	688,454
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,070,230
525,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	657,284
1,500,000	Seattle Housing Authority, 1.25%, 04/1/2019, Call 04/1/2018	1,482,570
355,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 12/22/2016	325,130
	Washington Health Care Facilities Authority
500,000	5.70%, 12/1/2032, Call 12/1/2017	523,435
1,000,000	1.95%, 1/1/2035, Call 07/1/2024 [2]	999,840
1,820,000	5.00%, 3/1/2038, Call 03/1/2025	1,974,718
500,000	Washington Health Care Facilities Authority, AGC, 5.00%, 12/1/2036	500,060
		8,221,721

	WISCONSIN – 0.8%
	Public Finance Authority
1,310,000	5.00%, 7/1/2022 [1]	1,370,352
500,000	5.75%, 2/1/2035, Call 02/1/2025	460,300

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Principal
Amount		Value

	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
500,000	5.75%, 4/1/2042, Call 04/1/2022	$506,455
1,000,000	5.00%, 7/1/2042, Call 07/1/2022 [1]	1,037,310
165,000	6.00%, 7/15/2042, Call 07/15/2022	175,009
450,000	5.50%, 3/1/2045, Call 03/1/2025 [3]	459,230
1,405,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2038, Call 04/1/2023	1,533,782
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	455,360
505,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	519,988
		6,517,786

	WYOMING – 0.1%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019	543,370
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019	240,218
		783,588

	TOTAL MUNICIPAL BONDS (Cost $464,234,101)	469,374,207

Number
of Shares		Value

	CLOSED-END MUTUAL FUNDS – 1.0%
	UNITED STATES – 1.0%
8,184	BlackRock Long-Term Municipal Advantage Trust	88,960
53,753	BlackRock MuniVest Fund, Inc.	523,554
31,817	BlackRock MuniYield Quality Fund, Inc.	460,392
87,593	Deutsche Municipal Income Trust	1,123,818
72,299	Dreyfus Municipal Income, Inc.	618,879
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	1,028,368
30,359	Dreyfus Strategic Municipals, Inc.	251,069
23,539	DTF Tax-Free Income, Inc.	338,491
17,462	Invesco Advantage Municipal Income Trust II	189,114
17,008	Invesco Municipal Opportunity Trust	215,661
23,118	Invesco Municipal Trust	279,497
11,819	Invesco Trust for Investment Grade Municipals	147,856
8,572	Neuberger Berman Intermediate Municipal Fund, Inc.	128,837
37,184	Pioneer Municipal High Income Advantage Trust	441,746
123,034	Pioneer Municipal High Income Trust	1,467,796
108,457	Western Asset Managed Municipals Fund, Inc.	1,442,478
8,828	Western Asset Municipal Partners Fund, Inc.	130,654
		8,877,170

	TOTAL CLOSED-END MUTUAL FUNDS (Cost $9,131,453)	8,877,170

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number
of Shares		Value

	OPEN-END MUTUAL FUNDS – 31.9%
	UNITED STATES – 31.9%
8,090,557	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	$111,568,783
15,075,450	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	163,116,369
		274,685,152

	TOTAL OPEN-END MUTUAL FUNDS (Cost $281,005,270)	274,685,152

	LIMITED PARTNERSHIPS – 9.2%
	UNITED STATES – 9.2%
690	Anchorage Illiquid Opportunities II LP*	78,324
3,959	Mackay Municipal Credit Opportunities Fund LP*	16,557,251
3,794	Mackay Municipal Opportunities Fund LP*	62,051,518
		78,687,093

	TOTAL LIMITED PARTNERSHIPS (Cost $77,000,000)	78,687,093

	SHORT-TERM INVESTMENTS – 2.5%
21,389,051	BlackRock MuniCash - Institutional Shares, 0.42%[5]	21,389,051

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,389,330)	21,389,051

	TOTAL INVESTMENTS – 99.1% (Cost $852,760,154)	853,012,673
	Other assets less liabilities – 0.9%	7,757,102

	TOTAL NET ASSETS – 100.0%	$860,769,775

*	Non-income producing security.
[1]	AMT eligible security.
[2]	Variable, floating, or step rate security.
[3]	144A restricted security.
[4]	Security is in default.
[5]	The rate is the annualized seven-day yield at period end.

AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
AGM-CR – Assured Guaranty Municipal Custodial Receipts
AMBAC – American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax
BAM – Build America Mutual Assurance Company
BHAC – Berkshire Hathaway Assurance Corporation
FGIC – Financial Guaranty Insurance Corporation
FHA – Federal Housing Administration
LP – Limited Partnership
NATL – National Public Finance Guarantee Corporation
NATL-RE – National Rural Utilities Cooperative Finance Corporation Reinsurance
OBLG – Obligation
PSF – Permanent School Fund Guaranteed
SAW – State Aid Withholding
ST RES FD GTY – State Resource Fund Guaranty
XLCA – XL Capital Assurance

See accompanying Notes to Schedules of Investments.

Aspiriant Defensive Allocation Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number
of Shares		Value

	OPEN-END MUTUAL FUNDS – 95.4%
	ALTERNATIVE DIVERSIFIERS – 35.6%
1,832,855	Arbitrage Fund (The) - Institutional Class	$24,285,328
1,539,280	Gateway Fund - Y Class	47,332,853
1,048,947	GMO SGM Major Markets Fund - Class IV	35,307,551
1,427,758	Merger Fund (The) - Institutional Class	22,273,022
1,830,767	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	19,808,899
2,108,154	Vanguard Market Neutral Fund	25,803,799
		174,811,452

	CORE DIVERSIFIERS – 59.8%
3,252,804	FPA Crescent Fund	109,261,670
5,676,406	GMO Benchmark-Free Allocation Fund - Class IV1	141,853,383
2,601,618	JPMorgan Global Allocation Fund - Select Class	42,744,582
		293,859,635

	TOTAL OPEN-END MUTUAL FUNDS (Cost $462,491,704)	468,671,087

	SHORT-TERM INVESTMENTS – 4.8%
23,395,958	JPMorgan Prime Money Market Fund - Agency Shares, 0.62%[2]	23,402,977

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,402,894)	23,402,977

	TOTAL INVESTMENTS – 100.2% (Cost $485,894,598)	492,074,064
	Liabilities in excess of other assets – (0.2)%	(787,246)

	TOTAL NET ASSETS – 100.0%	$491,286,818

[1]
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

ASPIRIANT TRUST
NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2016 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following three diversified portfolios: Aspiriant Risk-Managed Global Equity Fund (the “Global Equity Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, and Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”, together with the Global Equity Fund and the Municipal Bond Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on December 14, 2015. The Municipal Bond Fund commenced its operations after the conversion of the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Municipal Bond Fund. The Global Equity Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Global Equity Fund - The investment objective of the Global Equity Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Global Equity Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities of companies of any market capitalization. The Global Equity Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Global Equity Fund also invests in securities that provide exposure to equity securities.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds and may, to a limited extent, invest in separately managed accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

i. Written Options

The Funds may write call options on a portion of their stock holdings in an effort to enhance returns with premiums received in connection with its option writing activity. The Funds may also write call or put options in conjunction with purchasing call or put options to enhance returns. Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Trust’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

ii. Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities and to equitize their cash flows. Investments in stock index futures may increase or decrease exposure to a particular market. A stock index future obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and its basis in the contract.

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Global Equity Fund‘s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$876,911	$-	$876,911
Belgium	-	651,806	-	651,806
Bermuda	11,595,445	-	-	11,595,445
Brazil	467,883	-	-	467,883
Canada	11,043,699	-	-	11,043,699
Chile	2,613,740	-	-	2,613,740
China	5,152,738	7,156,075	-	12,308,813
Colombia	1,473,967	-	-	1,473,967
Denmark	-	1,258,219	-	1,258,219
France	-	1,531,304	-	1,531,304
Germany	125,175	1,478,170	-	1,603,344
India	1,726,364	-	-	1,726,364
Indonesia	487,001	-	-	487,001
Ireland	830,297	-	-	830,297
Israel	2,911,881	-	-	2,911,881
Italy	105,291	500,823	-	606,114
Japan	6,076,669	14,083,023	-	20,159,691
Jersey	513,079	-	-	513,079
Luxembourg	50,892	-	-	50,892
Netherlands	1,502,294	-	-	1,502,294
New Zealand	-	140,458	-	140,458
Norway	-	141,990	-	141,990
Panama	78,739	-	-	78,739
Peru	885,621	-	-	885,621
Singapore	170,333	316,419	-	486,752
South Korea	1,073,124	-	-	1,073,124
Spain	-	34,994	-	34,994
Sweden	864,292	392,468	-	1,256,760
Switzerland	9,728,360	1,652,093	-	11,380,453
Taiwan	8,635,861	-	-	8,635,861
Thailand	158,024	-	-	158,024
United Kingdom	3,086,384	2,998,744	-	6,085,128
United States	123,121,401	-	-	123,121,401
Exchange-Traded Funds	228,095,017	-	-	228,095,017
Open-End Mutual Fund	199,156,111	-	-	199,156,111
Preferred Stock
Germany	-	281,838	-	281,838
Short-Term Investments	29,863,528	65,132,875	-	94,996,402
Total Assets	$651,593,207	$98,628,207	$-	$750,221,413

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Municipal Bond Fund’s assets. Assets valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total

Municipal Bonds	$-	$469,374,207	$-	$-	$469,374,207
Closed-End Mutual Funds	8,877,170	-	-	-	8,877,170
Open-End Mutual Funds	274,685,152	-	-	-	274,685,152
Limited Partnerships*	-	-	-	78,687,093	78,687,093
Short-Term Investments	21,389,051	-	-	-	21,389,051
Total Assets	$304,951,373	$469,374,207	$-	$78,687,093	$853,012,673

*
Consists of Municipal Bond Fund’s investment in Anchorage Illiquid Opportunity II LP (“Anchorage”). As of February 29, 2016, the Municipal Bond Fund’s investment in Anchorage was included in the above summary as a Level 2 investment.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Defensive Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total

Alternative Diversifiers	$174,811,452	$-	$-	$174,811,452
Core Diversifiers	293,859,635	-	-	293,859,635
Short-Term Investments	23,402,977	-	-	23,402,977
Total Assets	$492,074,064	$-	$-	$492,074,064

As of November 30, 2016, the Funds did not hold any Level 3 securities. For the period ended November 30, 2016, there were no transfers among levels.

3.	FEDERAL INCOME TAXES

At November 30, 2016, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Global Equity Fund	Municipal Bond Fund	Defensive Allocation Fund
Cost of investments	$743,258,214	$853,074,714	$485,894,598

Gross unrealized appreciation	$20,621,855	$18,913,747	$9,560,551
Gross unrealized depreciation	(13,658,656)	(18,975,788)	(3,381,085)

Net unrealized appreciation on investments	$6,963,199	$(62,041)	$6,179,466

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	January 27, 2017

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	January 27, 2017